Supplementary Cash Flow Information (Details) - Schedule of Changes in Non-Cash Operating Working Capital - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Schedule of Changes in Non-Cash Operating Working Capital [Abstract]
Trade and other receivables	$ (479)	$ 936
Inventories	610	79
Prepaids and deposits	(2,411)	(50)
Accounts payable and accrued liabilities	6,549	(2,009)
Deposits received	398	(938)
Due from a related party	(582)	(28)
Non-cash operating working capital	$ 4,085	$ (2,010)